Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Partnership's Financing receivables and Direct financing leases
The following table includes the amortized cost basis of the Partnership’s direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality as at September 30, 2021 and December 31, 2020.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2020	2018	2016 and prior	Total
As at September 30, 2021		$	$	$	$
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	322,949	322,949
Bahrain Spirit	Performing	—	210,190	—	210,190
		—	210,190	322,949	533,139
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	32,266	32,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	73,375
Other	Performing	660	—	—	660
		660	—	105,641	106,301
		660	210,190	428,590	639,440
As at December 31, 2020
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	332,308	332,308
Bahrain Spirit	Performing	—	211,939	—	211,939
		—	211,939	332,308	544,247
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	42,266	42,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	73,375
Other	Performing	991	—	—	991
		991	—	115,641	116,632
		991	211,939	447,949	660,879

Financing Receivable, Allowance for Credit Loss
Changes in the Partnership's allowance for credit losses for the three and nine months ended September 30, 2021 and 2020 are as follows:

	Direct Financing Leases (1) (2) $	Direct Financing and Sales-Type Leases and Other within Equity-Accounted Joint Ventures (1) (2) $	Loans to Equity-Accounted Joint Ventures (1) $	Guarantees of Debt (1) $	Total $
Three and Nine Months Ended September 30, 2021
As at December 31, 2020	30,177	54,937	4,726	2,080	91,920
Provision for (reversal of) potential credit losses	4,436	6,677	(981)	218	10,350
As at March 31, 2021	34,613	61,614	3,745	2,298	102,270
Provision for (reversal of) potential credit losses	787	722	255	(298)	1,466
As at June 30, 2021	35,400	62,336	4,000	2,000	103,736
(Reversal of) provision for potential credit losses	(1,400)	(1,736)	300	(200)	(3,036)
As at September 30, 2021	34,000	60,600	4,300	1,800	100,700

Three and Nine Months Ended September 30, 2020
As at January 1, 2020	11,155	36,292	3,714	2,139	53,300
(Reversal of) provision for potential credit losses	(100)	8,980	—	—	8,880
As at March 31, 2020	11,055	45,272	3,714	2,139	62,180
Provision for (reversal of) potential credit losses	465	(423)	83	(288)	(163)
As at June 30, 2020	11,520	44,849	3,797	1,851	62,017
Provision for (reversal of) potential credit losses	13,805	7,099	877	(285)	21,496
As at September 30, 2020	25,325	51,948	4,674	1,566	83,513

Fair Value Measurements, Recurring and Nonrecurring	The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		September 30, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15)	Level 1	155,627	155,627	257,943	257,943
Derivative instruments (note 11)
Interest rate swap agreements – assets	Level 2	1,823	1,823	—	—
Interest rate swap agreements – liabilities	Level 2	(35,401)	(35,401)	(75,468)	(75,468)
Cross currency swap agreements – assets	Level 2	3,895	3,895	4,505	4,505
Cross currency swap agreements – liabilities	Level 2	(20,537)	(20,537)	(20,022)	(20,022)
Non-recurring:
Vessels and equipment	Level 2	—	—	40,717	40,717
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	106,301	(i)	116,632	(i)
Long-term debt – public (note 8)	Level 1	(346,246)	(354,519)	(352,260)	(359,581)
Long-term debt – non-public (note 8)	Level 2	(1,039,446)	(1,061,418)	(1,119,953)	(1,137,050)
Obligations related to finance leases (note 5a)	Level 2	(1,287,044)	(1,363,615)	(1,340,922)	(1,456,927)
(i)The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these unaudited consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.